Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net Loss	$ (103,012)	$ (45,637)	$ (353,923)	$ 120,648
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	4,400			36,577
Shareholder service contribution				3,050
Insurance claim receivable		50,000	300,000	(300,000)
Deposits			86,000
Loss on sale of asset				1,375
Deferred taxes				21,084
Depreciation and amortization	14,368	8,479	46,396	189,498
Changes in Operating Assets and Liabilities:
(Increase) Decrease in prepaid expense	(7,789)	9,571	9,865	(14,433)
(increase) Decrease in inventory	17,012	7,208	34,329	95,275
(Increase) Decrease in accounts receivable	6,753	106,358	57,466	(31,557)
Increase (decrease) in refundable deposits	13,208	15,375	(13,039)	4,129
Increase (decrease) in accounts payable	27,436	(78,833)	(78,991)	5,720
Increase (decrease) in accrued expenses	(1,279)	1,875	(12,686)	16,193
Net Cash Used by Operating Activities	(28,993)	57,950	75,417	147,559
Cash Flows from Investing Activities:
Cash acquired in acquisition of Evans California				37,094
Proceeds from disposal of property				28,000
Purchase of fixed assets	(4,223)	(20,082)	(337,844)	(170,377)
Net Cash used in Investing Activities	(4,223)	(20,082)	(337,844)	(105,283)
Cash Flows from Financing Activities:
Payment on notes payable	(19,968)	(7,941)		(71,471)
Payment on lease			(26,670)	(160,020)
Proceeds from note payable			184,042	17,500
Proceeds from loan payable- related party			90,000	100,000
Net Cash Provided by Financing Activities	(19,968)	(7,941)	247,372	(113,991)
Net Increase (Decrease) in Cash	(53,184)	29,927	(15,055)	(71,715)
Cash at Beginning of Period	325,392	340,447	340,447	412,162
Cash at End of Period	272,208	370,374	325,392	340,447
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income Taxes			18,914	25,395
Interest expense	2,200		7,363
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Due to related party				$ 500